Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
General and Administrative
Share-based compensation	$ 3,220,000	$ 200,000	$ 480,000
Research and Development
Share-based compensation	$ 2,420	$ 40,000.00	$ 30,000.00